Net Income (Loss) Per Share - Summary of Computation of Net Income or Loss Per Share (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income (loss)	$ 1,183,044	$ 669	$ 2,633,405	$ (228,183)	$ (270,342)	$ 3,588,300
Accretion of dividends on preferred convertible stock	(322,170)	(617,493)	(1,537,021)	(1,827,461)	(2,444,954)	(2,431,836)
Net income (loss) attributable to common stockholders -basic	860,874	(616,824)	1,096,384	(2,055,644)	(2,715,296)	1,156,464
Accretion of dividends on preferred stock	186,868		125,205
Adjustment for change in fair value of warrant liability		(78,833)	(460,289)	(336,971)	(85,325)	(2,747,570)
Net income (loss) attributable to common stockholders -diluted	$ 1,047,742	$ (695,657)	$ 761,300	$ (2,392,615)	$ (2,800,621)	$ (1,591,106)
Weighted average shares used in calculating income (loss) per share
Basic	4,133,020	662,415	1,849,647	646,877	651,593	555,805
Diluted	6,689,332	662,415	3,103,784	646,877	651,593	555,805
Net income (loss) per share:
Basic	$ 0.21	$ (0.93)	$ 0.59	$ (3.18)	$ (4.17)	$ 2.08
Diluted	$ 0.16	$ (1.05)	$ 0.25	$ (3.70)	$ (4.30)	$ (2.86)